Fairlead Tactical Sector ETF
Schedule of Investments
October 31, 2022 (Unaudited)
1
EXCHANGE-TRADED FUNDS — 98.58% Shares Fair Value
Energy Select Sector SPDR® Fund 276,488 $ 24,883,920
SPDR® Gold Shares ETF
(a)
239,495 36,381,685
SPDR Portfolio Long Term Treasury ETF 1,777,175 49,743,128
SPDR Portfolio Short Term Treasury ETF 1,848,787 53,300,530
Total Exchange-Traded Funds (Cost $172,915,895) 164,309,263
Total Investments — 98.58% (Cost $172,915,895) 164,309,263
Other Assets in Excess of Liabilities — 1.42% 2,365,335
NET ASSETS — 100.00% $ 166,674,598
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt